NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST

(the “Trust”)

NYLI MACKAY CORE PLUS BOND ETF

NYLI MACKAY SECURITIZED INCOME ETF

NYLI WINSLOW LARGE CAP GROWTH ETF

NYLI WINSLOW FOCUSED LARGE CAP GROWTH ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2025 (“Supplement”) to the Prospectus and Statement of Additional Information (“SAI”), each dated August 28, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

This Supplement replaces in its entirety the supplement for the Funds dated September 19, 2025.

The Trust’s Board of Trustees approved an additional expense limitation agreement for the Funds. The following changes are effective October 1, 2025.

NYLI MacKay Core Plus Bond ETF

1.	The NYLI MacKay Core Plus Bond ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.46%
Expense Waiver/Reimbursement(a)(b)(c)	0.16%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.30%

(a)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(c)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

2.	The NYLI MacKay Core Plus Bond ETF’s “Example” table in the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$31	$108	$192	$439

NYLI MacKay Securitized Income ETF

1.	The NYLI MacKay Securitized Income ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%
Expense Waiver/Reimbursement(a)(b)(c)	0.25%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.28%

(a)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(c)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.28% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

2.	The NYLI MacKay Securitized Income ETF’s “Example” table in the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$30	$117	$213	$495

NYLI Winslow Large Cap Growth ETF

1.	The NYLI Winslow Large Cap Growth ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.85%
Expense Waiver/Reimbursement(b)(c)(d)	0.35%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.50%

(a)

The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

(b)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(c)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(d)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

2.	The NYLI Winslow Large Cap Growth ETF’s “Example” table in the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$52	$183	$326	$741

NYLI Winslow Focused Large Cap Growth ETF

1.	The NYLI Winslow Focused Large Cap Growth ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.20%
Expense Waiver/Reimbursement(b)(c)(d)	0.74%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.46%

(a)

The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

(b)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(c)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(d)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.46% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

2.	The NYLI Winslow Focused Large Cap Growth ETF’s “Example” table in the Prospectus is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$49	$191	$345	$794

All Funds

The following disclosure is added to the “Expense Limitation Agreement” section of the Prospectus and SAI:

The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds by an additional amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of a Fund as set forth in the table below until August 28, 2026.

Fund Name	Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement
NYLI MacKay Core Plus Bond ETF	0.30%
NYLI MacKay Securitized Income ETF	0.28%
NYLI Winslow Large Cap Growth ETF	0.50%
NYLI Winslow Focused Large Cap Growth ETF	0.46%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

REG-00079-10/25